Fixed Assets, Net	12 Months Ended
Dec. 31, 2012
Fixed Assets, Net [Abstract]
Fixed Assets, Net
Note 4 - Fixed Assets, Net

	December 31
	2012	2011
Machinery and equipment	36,424	34,678
Leasehold improvements	8,558	8,149
Motor vehicles	102	99
Office furniture and equipment	1,530	1,481

Fixed assets	46,614	44,407

Accumulated depreciation	(37,539)	(36,661)

Fixed assets less accumulated depreciation	9,075	7,746

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 were $1,772, $2,091 and $2,054 respectively.